Warrants (Details Textual) - USD ($)				1 Months Ended		6 Months Ended		12 Months Ended
	Sep. 26, 2018	Nov. 09, 2017	Aug. 03, 2017	Mar. 20, 2019	Dec. 21, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Warrants (Textual)
Estimated fair value of the options to purchase						$ 89,217	$ 240,670
Compensation expense						15,408	$ 2,210
Remaining balance to be recognized						73,810
Warrant [Member]
Warrants (Textual)
Exercise price				$ 1.06
Warrant to purchase				$ 50,000		50,000
Description of warrants				Expiration date of March 20, 2023, and vests after one year.
Estimated fair value of the options to purchase						33,913
Compensation expense						9,500
Remaining balance to be recognized						24,413
Common Stock [Member]
Warrants (Textual)
Compensation expense								$ 45,516	$ 129,059
Warrant [Member]
Warrants (Textual)
Exercise price			$ 1.00
Warrant [Member] | Stock Compensation Plan [Member]
Warrants (Textual)
Exercise price					$ 0.50
Warrants issued to purchase common stock					30,000
Warrant [Member] | Common Stock [Member]
Warrants (Textual)
Exercise price			$ 1.00		$ 0.50
Warrants expiration date			Aug. 03, 2022
Warrants issued to purchase common stock			2,000,000		2,000,000			143,375	1,391,793
Valuation Technique, Option Pricing Model [Member]
Warrants (Textual)
Warrants compensation expense recognized								$ 37,467
Estimated fair value of warrants granted								100,000
Fair value of warrants granted								$ 37,467
2015 Equity Plan [Member]
Warrants (Textual)
Warrants issued	100,000
Exercise price	$ 1.00
Warrants expiration date	Sep. 26, 2022
Estimated fair value of warrants granted								100,000
Compensation expense						11,112
Remaining balance to be recognized						$ 7,817
2015 Equity Plan [Member] | Warrant [Member]
Warrants (Textual)
Exercise price		$ 1.35	$ 1.00
Warrants expiration date		Nov. 09, 2021
Warrants compensation expense recognized								$ 2,462	$ 19,269
Fair value of warrants granted									$ 2,050,000
Warrants issued to purchase common stock		20,000
2015 Equity Plan [Member] | Warrant One [Member]
Warrants (Textual)
Exercise price					$ 0.50
Warrants issued to purchase common stock					20,000			2,236	18,456